UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2023

FRANKLIN

STRATEGIC REAL

RETURN FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide an attractive long-term real return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin Strategic Real Return Fund for the six-month reporting period ended March 31, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2023

II	Franklin Strategic Real Return Fund

Performance review

For the six months ended March 31, 2023, Class A shares of Franklin Strategic Real Return Fund, excluding sales charges, returned 10.51%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Treasury Inflation-Linked Bond Indexi, returned 5.45% for the same period. The Composite Indexii, representing the Fund’s underlying investments, returned 9.90% over the same time frame. The Lipper Real Return Funds Category Averageiii returned 9.03% over the same time frame.

Performance Snapshot as of March 31, 2023 (unaudited)
(excluding sales charges)	6 months
Franklin Strategic Real Return Fund:
Class A	10.51%
Class C	10.05%
Class I	10.70%
Class IS	10.74%
Bloomberg U.S. Treasury Inflation-Linked Bond Index	5.45%
Composite Index	9.90%
Lipper Real Return Funds Category Average	9.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 30, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 1.53%, 2.28%, 2.27% and 1.12%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds (“ETFs”)), dividend expense on short sales, taxes and extraordinary expenses, to average net assets will not exceed 1.35% for Class A shares, 2.10% for Class C shares, 1.10% for Class I shares and 1.00% for Class IS shares. In addition, the ratio of total

Franklin Strategic Real Return Fund	III

Performance review (cont’d)

annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Acquired fund fees and expenses are subject to these arrangements. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2023

RISKS: The Fund is subject to interest rate, credit, income, prepayment and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed income investment. Changes in inflation will cause the Fund’s income to fluctuate, sometimes substantially. Periods of deflation may adversely affect the Fund’s net asset value. Equity securities are subject to market and price fluctuations. The Fund is non-diversified, and therefore it is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. The Fund is subject to the risks of the underlying funds in which it invests. In addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of any underlying funds, including exchange-traded funds (“ETFs”). Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use leverage, which may increase volatility and possibility of loss. The Fund may invest in real estate investment trusts (“REITs”), which are closely linked to the performance of the real estate markets. The Fund is subject to the illiquidity, credit and interest rate risks of REITs, as well as risks associated with small- and mid-cap

IV	Franklin Strategic Real Return Fund

investments. The model used to manage the Fund’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. There is no assurance that a recommended allocation will prove the ideal allocation in all circumstances. The Fund may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Additional risks may include those risks associated with investing in commodities, ETFs, exchange-traded notes (“ETNs”) and master limited partnerships (“MLPs”). The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg U.S. Treasury Inflation-Linked Bond Index represents an unmanaged market index made up of U.S. Treasury Inflation Protected securities (TIPS).

ii

The Composite Index reflects the blended rate of return of the following underlying indices: 40% Bloomberg U.S. Treasury Inflation-Linked Bond Index, 20% MSCI All Country World Index, 20% S&P GSCI®, 10% FTSE NAREIT All REITs Index and 10% FTSE 1-Month U.S. Treasury Bill Index. The Composite Index is hedged to 50% exposure to the U.S. dollar, as defined by the U.S. Dollar Index (USDX). The Composite Index’s unhedged currency exposure is predominantly U.S. dollar-based. The Fund’s target hedged currency exposure is 50% U.S. dollar, 50% non-U.S. dollar. The Fund may deviate, either up or down, from its target currency allocation due to market conditions.

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 100 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Franklin Strategic Real Return Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2023 and September 30, 2022 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2022 and held for the six months ended March 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	10.51%	$1,000.00	$1,105.10	1.30%	$6.82	Class A	5.00%	$1,000.00	$1,018.45	1.30%	$6.54
Class C	10.05	1,000.00	1,100.50	2.05	10.74	Class C	5.00	1,000.00	1,014.71	2.05	10.30
Class I	10.70	1,000.00	1,107.00	1.05	5.52	Class I	5.00	1,000.00	1,019.70	1.05	5.29
Class IS	10.74	1,000.00	1,107.40	0.95	4.99	Class IS	5.00	1,000.00	1,020.19	0.95	4.78

2	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

[1]	For the six months ended March 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	3

Consolidated schedule of investments (unaudited)

March 31, 2023

Franklin Strategic Real Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Inflation Protected Securities — 39.5%
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	$1,393,430	$1,492,607
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	2,365,792	2,726,738
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	899,697	994,395
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	2,780,379	2,431,194
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	500,631	485,549
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	3,557,288	3,033,964
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	814,562	591,850
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	1,826,990	1,270,798
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	402,580	408,482
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	1,153,953	1,144,230
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	1,767,438	1,739,102
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/25	451,706	437,705
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	5,262,913	5,146,527
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	3,080,106	2,956,507
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	2,956,041	2,839,218
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	1,589,370	1,514,398
U.S. Treasury Notes, Inflation Indexed	0.750%	7/15/28	1,311,013	1,286,109
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	4,502,316	4,425,484
U.S. Treasury Notes, Inflation Indexed	0.250%	7/15/29	818,706	776,157
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	2,093,040	1,951,701
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	1,726,800	1,578,510
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	1,104,774	1,102,902
Total U.S. Treasury Inflation Protected Securities (Cost — $44,093,146)				40,334,127

			Shares
Common Stocks — 29.0%
Communication Services — 1.3%
Diversified Telecommunication Services — 0.1%
LG Uplus Corp.			13,586	113,188	(a)
Entertainment — 0.3%
Electronic Arts Inc.			888	106,960
NetEase Inc., ADR			1,610	142,388
Nintendo Co. Ltd.			3,000	116,525	(a)
Total Entertainment				365,873
Interactive Media & Services — 0.8%
Alphabet Inc., Class A Shares			2,803	290,755	*
Alphabet Inc., Class C Shares			2,744	285,376	*

See Notes to Consolidated Financial Statements.

4	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

Franklin Strategic Real Return Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Interactive Media & Services — continued
Auto Trader Group PLC	16,300	$124,331	(a)
Meta Platforms Inc., Class A Shares	458	97,069	*
Total Interactive Media & Services		797,531
Wireless Telecommunication Services — 0.1%
MTN Group Ltd.	13,926	99,772	(a)
Total Communication Services		1,376,364
Consumer Discretionary — 2.1%
Automobiles — 0.5%
Bayerische Motoren Werke AG	1,374	150,588	(a)
Kia Corp.	2,382	148,656	(a)
Tesla Inc.	810	168,043	*
Total Automobiles		467,287
Broadline Retail — 0.2%
Amazon.com Inc.	1,557	160,822	*
eBay Inc.	1,924	85,368
Total Broadline Retail		246,190
Hotels, Restaurants & Leisure — 0.1%
Yum! Brands Inc.	1,046	138,156
Household Durables — 0.2%
PulteGroup Inc.	3,298	192,208
Specialty Retail — 0.8%
Advance Auto Parts Inc.	550	66,886
AutoZone Inc.	69	169,612	*
Home Depot Inc.	687	202,747
Lowe’s Cos. Inc.	879	175,774
TJX Cos. Inc.	2,290	179,444
Total Specialty Retail		794,463
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.	274	123,177	*
Pandora A/S	1,592	152,813	(a)
Under Armour Inc., Class A Shares	4,764	45,210	*
Total Textiles, Apparel & Luxury Goods		321,200
Total Consumer Discretionary		2,159,504
Consumer Staples — 1.6%
Beverages — 0.1%
Remy Cointreau SA	687	125,091	(a)
Consumer Staples Distribution & Retail — 0.8%
George Weston Ltd.	1,200	159,024
Koninklijke Ahold Delhaize NV	4,300	146,910	(a)
Kroger Co.	2,657	131,176

See Notes to Consolidated Financial Statements.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	5

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Strategic Real Return Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Consumer Staples Distribution & Retail — continued
Walgreens Boots Alliance Inc.	3,481	$120,373
Walmart Inc.	1,465	216,014
Total Consumer Staples Distribution & Retail		773,497
Food Products — 0.4%
Hershey Co.	595	151,374
Ingredion Inc.	931	94,710
JBS S/A	15,600	54,786
Saputo Inc.	4,000	103,500
Total Food Products		404,370
Household Products — 0.2%
Procter & Gamble Co.	1,126	167,425
Tobacco — 0.1%
Japan Tobacco Inc.	5,800	122,517	(a)
Total Consumer Staples		1,592,900
Energy — 2.0%
Oil, Gas & Consumable Fuels — 2.0%
APA Corp.	2,565	92,494
BP PLC	38,481	243,220	(a)
China Shenhua Energy Co. Ltd., Class H Shares	50,000	157,346	(a)
EOG Resources Inc.	1,410	161,628
Exxon Mobil Corp.	3,066	336,218
Marathon Petroleum Corp.	1,720	231,908
Murphy Oil Corp.	2,198	81,282
PetroChina Co. Ltd., Class H Shares	258,000	152,410	(a)
Phillips 66	1,924	195,055
Shell PLC, LSE	5,877	167,486	(a)
Valero Energy Corp.	1,374	191,810
Total Energy		2,010,857
Financials — 2.0%
Banks — 0.8%
Bank of China Ltd., Class H Shares	229,000	87,791	(a)
BNP Paribas SA	1,924	114,897	(a)
Citigroup Inc.	2,229	104,518
Comerica Inc.	2,553	110,851
JPMorgan Chase & Co.	1,249	162,757
Postal Savings Bank of China Co. Ltd., Class H Shares	118,000	69,981	(a)
Wells Fargo & Co.	4,031	150,679
Total Banks		801,474
Capital Markets — 0.3%
Ameriprise Financial Inc.	401	122,906

See Notes to Consolidated Financial Statements.

6	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

Franklin Strategic Real Return Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Capital Markets — continued
Bank of New York Mellon Corp.	2,950	$134,048
CI Financial Corp.	7,400	69,976
Total Capital Markets		326,930
Consumer Finance — 0.2%
Discover Financial Services	1,281	126,614
Synchrony Financial	3,939	114,546
Total Consumer Finance		241,160
Financial Services — 0.2%
Mastercard Inc., Class A Shares	570	207,144
Insurance — 0.5%
Allianz SE, Registered Shares	759	175,205	(a)
Japan Post Holdings Co. Ltd.	13,300	107,942	(a)
Legal & General Group PLC	34,000	100,559	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	350	122,372	(a)
Total Insurance		506,078
Total Financials		2,082,786
Health Care — 2.3%
Biotechnology — 0.4%
Biogen Inc.	447	124,280	*
Regeneron Pharmaceuticals Inc.	175	143,792	*
Vertex Pharmaceuticals Inc.	558	175,809	*
Total Biotechnology		443,881
Health Care Providers & Services — 1.2%
Cardinal Health Inc.	1,832	138,316
CVS Health Corp.	1,511	112,282
Elevance Health Inc.	394	181,165
HCA Healthcare Inc.	657	173,238
McKesson Corp.	513	182,654
Molina Healthcare Inc.	516	138,025	*
UnitedHealth Group Inc.	619	292,533
Total Health Care Providers & Services		1,218,213
Pharmaceuticals — 0.7%
Novo Nordisk A/S, Class B Shares	1,820	289,055	(a)
Ono Pharmaceutical Co. Ltd.	5,800	120,862	(a)
Pfizer Inc.	3,939	160,711
Roche Holding AG	348	99,438	(a)
Shionogi & Co. Ltd.	1,700	76,679	(a)
Total Pharmaceuticals		746,745
Total Health Care		2,408,839

See Notes to Consolidated Financial Statements.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	7

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Strategic Real Return Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Industrials — 2.9%
Air Freight & Logistics — 0.3%
Deutsche Post AG, Registered Shares	3,000	$140,507	(a)
United Parcel Service Inc., Class B Shares	806	156,356
Total Air Freight & Logistics		296,863
Building Products — 0.3%
Lennox International Inc.	549	137,953
Masco Corp.	2,657	132,106
Total Building Products		270,059
Ground Transportation — 0.1%
CSX Corp.	5,200	155,688
Industrial Conglomerates — 0.2%
3M Co.	1,099	115,516
CITIC Ltd.	60,000	70,129	(a)
LG Corp.	1,069	68,070	(a)
Total Industrial Conglomerates		253,715
Machinery — 0.7%
Caterpillar Inc.	861	197,031
CNH Industrial NV	8,245	126,158	(a)
Cummins Inc.	439	104,869
Deere & Co.	458	189,099
GEA Group AG	2,840	129,554	(a)
Total Machinery		746,711
Marine Transportation — 0.2%
A.P. Moller - Maersk A/S, Class B Shares	59	107,245	(a)
Evergreen Marine Corp. Ltd.	12,000	62,848	(a)
Total Marine Transportation		170,093
Passenger Airlines — 0.1%
Southwest Airlines Co.	3,115	101,362
Professional Services — 0.3%
ManpowerGroup Inc.	1,100	90,783
Wolters Kluwer NV	1,481	186,956	(a)
Total Professional Services		277,739
Trading Companies & Distributors — 0.7%
Marubeni Corp.	14,100	191,756	(a)
Mitsubishi Corp.	4,200	150,933	(a)
Mitsui & Co. Ltd.	5,100	158,966	(a)
W.W. Grainger Inc.	265	182,535
Total Trading Companies & Distributors		684,190
Total Industrials		2,956,420

See Notes to Consolidated Financial Statements.

8	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

Franklin Strategic Real Return Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Information Technology — 4.0%
Communications Equipment — 0.2%
Cisco Systems Inc.	3,672	$191,954
Electronic Equipment, Instruments & Components — 0.1%
Unimicron Technology Corp.	13,000	63,405	(a)
IT Services — 0.3%
CGI Inc.	1,500	144,561	*
Gartner Inc.	549	178,848	*
Total IT Services		323,409
Semiconductors & Semiconductor Equipment — 1.2%
Applied Materials Inc.	1,465	179,946
ASM International NV	241	97,822	(a)
ASML Holding NV	392	267,128	(a)
KLA Corp.	459	183,219
MediaTek Inc.	4,000	103,704	(a)
Powertech Technology Inc.	35,000	104,826	(a)
QUALCOMM Inc.	1,300	165,854
United Microelectronics Corp.	86,000	150,494	(a)
Total Semiconductors & Semiconductor Equipment		1,252,993
Software — 1.0%
Cadence Design Systems Inc.	700	147,063	*
Check Point Software Technologies Ltd.	1,121	145,730	*
Fortinet Inc.	2,748	182,632	*
Microsoft Corp.	1,888	544,310
Total Software		1,019,735
Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.	5,990	987,751
Logitech International SA, Registered Shares	1,541	89,943	(a)
Samsung Electronics Co. Ltd.	3,505	173,326	(a)
Total Technology Hardware, Storage & Peripherals		1,251,020
Total Information Technology		4,102,516
Materials — 1.4%
Chemicals — 0.5%
CF Industries Holdings Inc.	1,100	79,739
Huntsman Corp.	3,350	91,656
LyondellBasell Industries NV, Class A Shares	1,557	146,187
Nutrien Ltd.	1,700	125,547
Sasol Ltd., ADR	4,700	64,155
Total Chemicals		507,284
Metals & Mining — 0.9%
Anglo American Platinum Ltd.	930	49,924	(a)

See Notes to Consolidated Financial Statements.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	9

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Strategic Real Return Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Metals & Mining — continued
BHP Group Ltd.	4,260	$135,323	(a)
First Quantum Minerals Ltd.	4,300	98,854
Glencore PLC	18,700	107,604	(a)
POSCO Holdings Inc.	458	129,578	(a)
Rio Tinto PLC	1,219	82,743	(a)
Teck Resources Ltd., Class B Shares	3,800	138,757
Vale SA	9,000	142,233
Total Metals & Mining		885,016
Total Materials		1,392,300
Real Estate — 9.4%
Diversified REITs — 0.4%
Alexander & Baldwin Inc.	3,783	71,537
Armada Hoffler Properties Inc.	6,721	79,375
Essential Properties Realty Trust Inc.	6,577	163,438
Stockland	36,648	98,136	(a)
Total Diversified REITs		412,486
Health Care REITs — 0.9%
CareTrust REIT Inc.	6,888	134,867
Global Medical REIT Inc.	5,407	49,258
LTC Properties Inc.	3,021	106,128
Medical Properties Trust Inc.	11,744	96,536
National Health Investors Inc.	2,456	126,680
Omega Healthcare Investors Inc.	6,380	174,876
Ventas Inc.	2,060	89,301
Welltower Inc.	2,372	170,048
Total Health Care REITs		947,694
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT Inc.	10,643	165,180
Host Hotels & Resorts Inc.	20,272	334,285
Total Hotel & Resort REITs		499,465
Industrial REITs — 1.4%
First Industrial Realty Trust Inc.	1,900	101,080
LXP Industrial Trust	14,342	147,866
Prologis Inc.	7,977	995,290
Rexford Industrial Realty Inc.	3,135	187,003
Total Industrial REITs		1,431,239
Office REITs — 0.6%
Boston Properties Inc.	2,174	117,657
Corporate Office Properties Trust	4,235	100,412
Douglas Emmett Inc.	5,618	69,270

See Notes to Consolidated Financial Statements.

10	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

Franklin Strategic Real Return Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Office REITs — continued
Easterly Government Properties Inc.	5,279	$72,533
Highwoods Properties Inc.	3,077	71,356
Kilroy Realty Corp.	2,315	75,006
Piedmont Office Realty Trust Inc., Class A Shares	6,410	46,793
Total Office REITs		553,027
Real Estate Management & Development — 0.1%
Daito Trust Construction Co. Ltd.	1,200	119,556	(a)
Residential REITs — 1.6%
Apartment Investment and Management Co., Class A Shares	14,231	109,436
AvalonBay Communities Inc.	1,552	260,829
Camden Property Trust	1,664	174,454
Equity LifeStyle Properties Inc.	3,275	219,851
Equity Residential	3,230	193,800
Essex Property Trust Inc.	903	188,853
Mid-America Apartment Communities Inc.	1,891	285,617
Sun Communities Inc.	1,013	142,711
Total Residential REITs		1,575,551
Retail REITs — 1.4%
Brixmor Property Group Inc.	9,259	199,254
Getty Realty Corp.	2,880	103,766
Klepierre SA	5,900	133,766	(a)
National Retail Properties Inc.	5,420	239,293
Realty Income Corp.	4,769	301,973
Simon Property Group Inc.	4,376	489,981
Total Retail REITs		1,468,033
Specialized REITs — 2.5%
CubeSmart	5,194	240,067
Digital Realty Trust Inc.	1,750	172,042
EPR Properties	3,190	121,539
Equinix Inc.	682	491,749
Extra Space Storage Inc.	1,778	289,690
Gaming and Leisure Properties Inc.	3,557	185,177
Iron Mountain Inc.	1,800	95,238
Public Storage	1,750	528,745
Safehold Inc.	4,788	140,612
Star Holdings	1,015	17,654	*
VICI Properties Inc.	9,541	311,227
Total Specialized REITs		2,593,740
Total Real Estate		9,600,791
Total Common Stocks (Cost — $27,021,647)		29,683,277

See Notes to Consolidated Financial Statements.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	11

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Strategic Real Return Fund

(Percentages shown based on Fund net assets)

Security			Shares	Value
Investments in Underlying Funds — 4.0%
iShares Trust — iShares Global Infrastructure ETF (Cost — $4,083,675)			84,526	$4,031,890

	Rate	Maturity Date	Face Amount
Corporate Bonds & Notes — 2.0%
Energy — 1.0%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	$2,000	1,961
Oil, Gas & Consumable Fuels — 1.0%
Apache Corp., Senior Notes	4.750%	4/15/43	60,000	45,132
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	240,000	232,455
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000	233,830
Energy Transfer LP, Senior Notes	2.900%	5/15/25	20,000	19,070
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	180,000	139,575
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	48,558
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	80,000	78,831
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	40,000	40,339
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000	55,014
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	50,000	45,377
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	30,000	28,677
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	80,000	56,973
Total Oil, Gas & Consumable Fuels				1,023,831
Total Energy				1,025,792
Materials — 1.0%
Metals & Mining — 0.8%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	190,217	(b)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	200,000	159,879	(b)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	50,000	52,631
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	48,212	(b)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	130,000	90,633	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000	210,782
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	50,000	51,335
Total Metals & Mining				803,689
Paper & Forest Products — 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	200,000	190,233	(c)
Total Materials				993,922
Total Corporate Bonds & Notes (Cost — $2,146,185)				2,019,714

See Notes to Consolidated Financial Statements.

12	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

Franklin Strategic Real Return Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Sovereign Bonds — 0.1%
Peru — 0.1%
Peruvian Government International Bond, Senior Notes (Cost — $160,002)	2.783%	1/23/31	$160,000	$136,963
Total Investments before Short-Term Investments (Cost — $77,504,655)				76,205,971

			Shares
Short-Term Investments — 20.3%
Dreyfus Government Cash Management, Institutional Shares	4.708%		191,358	191,358	(d)
Invesco Government & Agency Portfolio, Institutional Class	4.730%		20,570,603	20,570,603	(d)
Invesco Treasury Portfolio, Institutional Class	4.716%		49,279	49,279	(d)
Total Short-Term Investments (Cost — $20,811,240)				20,811,240
Total Investments — 94.9% (Cost — $98,315,895)				97,017,211
Other Assets in Excess of Liabilities — 5.1%				5,180,816
Total Net Assets — 100.0%				$102,198,027

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

ETF	— Exchange-Traded Fund

LSE	— London Stock Exchange

REIT	— Real Estate Investment Trust

At March 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
S&P GSCI	121	4/23	$17,657,611	$17,346,862	$(310,749)

See Notes to Consolidated Financial Statements.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	13

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Strategic Real Return Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 10-Year Notes	48	6/23	$5,365,063	$5,516,250	$151,187
					(159,562)
Contracts to Sell:
E-mini S&P 500 Index	5	6/23	1,029,606	1,034,438	(4,832)
U.S. Treasury 2-Year Notes	22	6/23	4,506,674	4,541,969	(35,295)
U.S. Treasury 5-Year Notes	5	6/23	540,626	547,539	(6,913)
					(47,040)
Net unrealized depreciation on open futures contracts					$(206,602)

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,146,000	USD	2,085,421	HSBC Securities Inc.	4/14/23	$18,578
CAD	6,816,000	USD	4,974,057	HSBC Securities Inc.	4/14/23	70,214
CHF	1,062,000	USD	1,134,967	HSBC Securities Inc.	4/14/23	27,497
EUR	17,125,000	USD	18,200,450	HSBC Securities Inc.	4/14/23	386,033
GBP	3,140,000	USD	3,739,803	HSBC Securities Inc.	4/14/23	134,827
JPY	586,800,000	USD	4,314,338	HSBC Securities Inc.	4/14/23	114,831
MXN	38,180,000	USD	2,094,009	HSBC Securities Inc.	4/14/23	18,924
NOK	22,100,000	USD	2,087,850	HSBC Securities Inc.	4/14/23	24,358
NZD	3,423,000	USD	2,105,213	HSBC Securities Inc.	4/14/23	35,280
SEK	13,890,000	USD	1,307,821	HSBC Securities Inc.	4/14/23	31,522
EUR	1,700	USD	1,840	BNP Paribas SA	4/18/23	5
CAD	540,000	USD	403,263	JPMorgan Chase & Co.	4/18/23	(3,604)
USD	404,328	CAD	540,000	JPMorgan Chase & Co.	4/18/23	4,669
Net unrealized appreciation on open forward foreign currency contracts						$863,134

See Notes to Consolidated Financial Statements.

14	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

Franklin Strategic Real Return Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

CHF	— Swiss Franc

EUR	— Euro

GBP	— British Pound

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

SEK	— Swedish Krona

USD	— United States Dollar

See Notes to Consolidated Financial Statements.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	15

Consolidated statement of assets and liabilities (unaudited)

March 31, 2023

Assets:
Investments, at value (Cost — $98,315,895)	$97,017,211
Foreign currency, at value (Cost — $54,495)	53,867
Receivable for Fund shares sold	2,441,422
Deposits with brokers for open futures contracts	1,703,356
Unrealized appreciation on forward foreign currency contracts	866,738
Receivable for securities sold	412,149
Interest and dividends receivable	346,944
Receivable from brokers — net variation margin on open futures contracts	221,615
Prepaid expenses	13,046
Total Assets	103,076,348

Liabilities:
Payable for securities purchased	398,656
Payable for Fund shares repurchased	303,703
Investment management fee payable	52,285
Fund accounting fees payable	47,098
Unrealized depreciation on forward foreign currency contracts	3,604
Service and/or distribution fees payable	2,275
Trustees’ fees payable	2,061
Accrued expenses	68,639
Total Liabilities	878,321
Total Net Assets	$102,198,027

Net Assets:
Par value (Note 7)	$108
Paid-in capital in excess of par value	103,407,326
Total distributable earnings (loss)	(1,209,407)
Total Net Assets	$102,198,027

See Notes to Consolidated Financial Statements.

16	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

Net Assets:
Class A	$8,297,877
Class C	$593,900
Class I	$361,224
Class IS	$92,945,026

Shares Outstanding:
Class A	893,867
Class C	66,254
Class I	37,449
Class IS	9,815,285

Net Asset Value:
Class A (and redemption price)	$9.28
Class C*	$8.96
Class I (and redemption price)	$9.65
Class IS (and redemption price)	$9.47
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$9.82

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Consolidated Financial Statements.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	17

Consolidated statement of operations (unaudited)

For the Six Months Ended March 31, 2023

Investment Income:
Dividends	$863,931
Interest	388,392
Less: Foreign taxes withheld	(17,525)
Total Investment Income	1,234,798

Expenses:
Investment management fee (Note 2)	364,466
Fund accounting fees	55,080
Audit and tax fees	36,096
Registration fees	28,886
Legal fees	25,438
Service and/or distribution fees (Notes 2 and 5)	13,411
Shareholder reports	6,918
Commodity pool reports	5,992
Transfer agent fees (Note 5)	5,824
Trustees’ fees	4,067
Custody fees	2,544
Commitment fees (Note 8)	437
Insurance	326
Interest expense	87
Miscellaneous expenses	4,903
Total Expenses	554,475
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(73,371)
Net Expenses	481,104
Net Investment Income	753,694

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	85,477
Futures contracts	(1,356,030)
Forward foreign currency contracts	1,213,578
Foreign currency transactions	162
Net Realized Loss	(56,813)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	6,278,780
Futures contracts	784,971
Forward foreign currency contracts	1,890,401
Foreign currencies	5,708
Change in Net Unrealized Appreciation (Depreciation)	8,959,860
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	8,903,047
Increase in Net Assets From Operations	$9,656,741

See Notes to Consolidated Financial Statements.

18	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

Consolidated statements of changes in net assets

For the Six Months Ended March 31, 2023 (unaudited) and the Year Ended September 30, 2022	2023	2022

Operations:
Net investment income	$753,694	$3,173,866
Net realized gain (loss)	(56,813)	11,900,726
Change in net unrealized appreciation (depreciation)	8,959,860	(28,337,146)
Increase (Decrease) in Net Assets From Operations	9,656,741	(13,262,554)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,124,763)	(17,876,153)
Decrease in Net Assets From Distributions to Shareholders	(10,124,763)	(17,876,153)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	4,574,110	12,493,948
Reinvestment of distributions	10,116,978	17,864,036
Cost of shares repurchased	(2,203,853)	(20,063,253)
Increase in Net Assets From Fund Share Transactions	12,487,235	10,294,731
Increase (Decrease) in Net Assets	12,019,213	(20,843,976)

Net Assets:
Beginning of period	90,178,814	111,022,790
End of period	$102,198,027	$90,178,814

See Notes to Consolidated Financial Statements.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	19

Consolidated financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.35	$12.72	$10.54	$11.15	$12.24	$11.93

Income (loss) from operations:
Net investment income	0.06	0.39	0.21	0.05	0.14	0.13
Net realized and unrealized gain (loss)	0.90	(1.75)	2.23	(0.24)	(0.30)	0.60
Total income (loss) from operations	0.96	(1.36)	2.44	(0.19)	(0.16)	0.73

Less distributions from:
Net investment income	(0.30)	(1.30)	(0.16)	(0.05)	(0.49)	(0.10)
Net realized gains	(0.73)	(0.71)	(0.10)	(0.37)	(0.44)	(0.32)
Total distributions	(1.03)	(2.01)	(0.26)	(0.42)	(0.93)	(0.42)

Net asset value, end of period	$9.28	$9.35	$12.72	$10.54	$11.15	$12.24
Total return[3]	10.51%	(13.03)%	23.37%	(1.74)%	(0.73)%	6.32%

Net assets, end of period (000s)	$8,298	$7,295	$1,704	$259	$272	$324

Ratios to average net assets:
Gross expenses[4]	1.47%[5]	1.50%	1.63%	1.81%	1.68%	1.54%
Net expenses[4,6,7]	1.30 [5]	1.31	1.30	1.31	1.32	1.33
Net investment income	1.24 [5]	3.59	1.75	0.43	1.27	1.11

Portfolio turnover rate	7%	64%	41%	43%	44%	61%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Consolidated Financial Statements.

20	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.04	$12.14	$10.13	$10.79	$11.82	$11.52

Income (loss) from operations:
Net investment income (loss)	0.02	0.37	0.02	(0.04)	0.04	0.05
Net realized and unrealized gain (loss)	0.87	(1.64)	2.23	(0.21)	(0.27)	0.57
Total income (loss) from operations	0.89	(1.27)	2.25	(0.25)	(0.23)	0.62

Less distributions from:
Net investment income	(0.24)	(1.12)	(0.14)	(0.04)	(0.36)	—
Net realized gains	(0.73)	(0.71)	(0.10)	(0.37)	(0.44)	(0.32)
Total distributions	(0.97)	(1.83)	(0.24)	(0.41)	(0.80)	(0.32)

Net asset value, end of period	$8.96	$9.04	$12.14	$10.13	$10.79	$11.82
Total return[3]	10.05%	(12.54)%	22.53%	(2.54)%	(1.51)%	5.51%

Net assets, end of period (000s)	$594	$628	$13	$54	$81	$183

Ratios to average net assets:
Gross expenses[4]	2.22%[5]	2.25%	2.42%	2.45%	2.42%[6]	2.34%
Net expenses[4,7,8]	2.05 [5]	2.06	2.05	2.06	2.07 [6]	2.08
Net investment income (loss)	0.45 [5]	3.54	0.20	(0.37)	0.40	0.44

Portfolio turnover rate	7%	64%	41%	43%	44%	61%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 2.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Consolidated Financial Statements.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	21

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.69	$13.07	$10.81	$11.40	$12.52	$12.22

Income (loss) from operations:
Net investment income	0.08	0.46	0.05	0.06	0.16	0.18
Net realized and unrealized gain (loss)	0.94	(1.85)	2.48	(0.22)	(0.31)	0.60
Total income (loss) from operations	1.02	(1.39)	2.53	(0.16)	(0.15)	0.78

Less distributions from:
Net investment income	(0.33)	(1.28)	(0.17)	(0.06)	(0.53)	(0.16)
Net realized gains	(0.73)	(0.71)	(0.10)	(0.37)	(0.44)	(0.32)
Total distributions	(1.06)	(1.99)	(0.27)	(0.43)	(0.97)	(0.48)

Net asset value, end of period	$9.65	$9.69	$13.07	$10.81	$11.40	$12.52
Total return[3]	10.70%	(12.83)%	23.72%	(1.55)%	(0.52)%	6.62%

Net assets, end of period (000s)	$361	$237	$51	$515	$1,684	$1,854

Ratios to average net assets:
Gross expenses[4]	1.28%[5]	2.24%	1.50%	1.31%[6]	1.30%[6]	1.18%
Net expenses[4,7,8]	1.05 [5]	1.06	1.05	1.06 [6]	1.07 [6]	1.08
Net investment income	1.61 [5]	4.09	0.44	0.51	1.41	1.47

Portfolio turnover rate	7%	64%	41%	43%	44%	61%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Consolidated Financial Statements.

22	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.53	$12.91	$10.67	$11.25	$12.36	$12.08

Income (loss) from operations:
Net investment income	0.08	0.33	0.18	0.08	0.18	0.19
Net realized and unrealized gain (loss)	0.92	(1.68)	2.33	(0.23)	(0.31)	0.58
Total income (loss) from operations	1.00	(1.35)	2.51	(0.15)	(0.13)	0.77

Less distributions from:
Net investment income	(0.33)	(1.32)	(0.17)	(0.06)	(0.54)	(0.17)
Net realized gains	(0.73)	(0.71)	(0.10)	(0.37)	(0.44)	(0.32)
Total distributions	(1.06)	(2.03)	(0.27)	(0.43)	(0.98)	(0.49)

Net asset value, end of period	$9.47	$9.53	$12.91	$10.67	$11.25	$12.36
Total return[3]	10.74%	(12.73)%	23.88%	(1.45)%	(0.35)%	6.62%

Net assets, end of period (000s)	$92,945	$82,018	$109,255	$93,150	$94,463	$102,792

Ratios to average net assets:
Gross expenses[4]	1.10%[5]	1.09%	1.08%	1.17%[6]	1.17%[6]	1.11%[6]
Net expenses[4,7,8]	0.95 [5]	0.95	0.95	0.96 [6]	0.97 [6]	0.98 [6]
Net investment income	1.59 [5]	2.87	1.48	0.78	1.65	1.55

Portfolio turnover rate	7%	64%	41%	43%	44%	61%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class IS shares did not exceed 1.00%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Consolidated Financial Statements.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	23

Notes to consolidated financial statements (unaudited)

1. Organization and significant accounting policies

Franklin Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. These financial statements are the consolidated financial statements of the Fund and the Subsidiary. All interfund transactions have been eliminated in consolidation.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events

24	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	25

Notes to consolidated financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$40,334,127	—	$40,334,127
Common Stocks:
Communication Services	$922,548	453,816	—	1,376,364
Consumer Discretionary	1,707,447	452,057	—	2,159,504
Consumer Staples	1,198,382	394,518	—	1,592,900
Energy	1,290,395	720,462	—	2,010,857
Financials	1,304,039	778,747	—	2,082,786
Health Care	1,822,805	586,034	—	2,408,839
Industrials	1,563,298	1,393,122	—	2,956,420
Information Technology	3,051,868	1,050,648	—	4,102,516
Materials	887,128	505,172	—	1,392,300
Real Estate	9,091,067	509,724	—	9,600,791
Investments in Underlying Funds	4,031,890	—	—	4,031,890
Corporate Bonds & Notes	—	2,019,714	—	2,019,714
Sovereign Bonds	—	136,963	—	136,963
Total Long-Term Investments	26,870,867	49,335,104	—	76,205,971
Short-Term Investments†	20,811,240	—	—	20,811,240
Total Investments	$47,682,107	$49,335,104	—	$97,017,211

26	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$151,187	—	—	$151,187
Forward Foreign Currency Contracts††	—	$866,738	—	866,738
Total Other Financial Instruments	$151,187	$866,738	—	$1,017,925
Total	$47,833,294	$50,201,842	—	$98,035,136

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$357,789	—	—	$357,789
Forward Foreign Currency Contracts††	—	$3,604	—	3,604
Total	$357,789	$3,604	—	$361,393

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Consolidated Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	27

Notes to consolidated financial statements (unaudited) (cont’d)

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to maintain its target exposure to foreign currencies, to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities, to facilitate settlement of a foreign currency denominated portfolio transaction or to attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Consolidated Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually

28	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements,

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	29

Notes to consolidated financial statements (unaudited) (cont’d)

collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

As of March 31, 2023, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $3,604. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs.

30	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(j) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s adviser and a subadviser. ClearBridge Investments, LLC (“ClearBridge”), Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”) and Western Asset Management Company Ltd in Japan (“Western Japan”)

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	31

Notes to consolidated financial statements (unaudited) (cont’d)

are also the Fund’s subadvisers. Western Asset also manages the portion of the Fund’s cash and short-term instruments allocated to it pursuant to a separate subadvisory agreement between LMPFA and Western Asset (“Western Asset Agreement”). LMPFA, Franklin Advisers, ClearBridge, Western Asset, Western Asset London and Western Japan are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to Franklin Advisers the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short term instruments allocated to Western Asset. Franklin Advisers is responsible for monitoring and coordinating the overall management of the Fund, including rebalancing the Fund’s target asset allocations among itself and the subadvisers. Franklin Advisers also provides management for a portion of the Fund’s assets.

LMPFA pays Franklin Advisers for its services to the Fund an advisory fee, calculated daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. Franklin Advisers has agreed that it will not receive any additional compensation for the services provided to the Subsidiary. LMPFA pays Franklin Advisers, ClearBridge and Western Asset each a subadvisory fee for their services to the Fund, calculated daily and paid monthly, at annual rates of 0.45%, 0.35% and 0.25% of the average daily net assets managed by each, respectively. For Western Asset’s cash management services to the Fund pursuant to the Western Asset Agreement, LMPFA, not the Fund, pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to them by LMPFA. Western Asset pays each of Western Asset London and Western Japan a subadvisory fee for their services to the Fund, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by each.

LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses), subject to recapture as described below. As a result, total annual fund operating expenses did not exceed 1.35%, 2.10%, 1.10% and 1.00% for Class A, Class C, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Acquired fund fees and expenses are subject to the expense limitation arrangements, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each acquired fund as of the date of the Fund’s most recent prospectus) of each acquired fund held by the Fund, weighted in proportion to the Fund’s investment allocation among the acquired funds. These arrangements are expected to continue until December 31, 2024, may be terminated prior to that date by agreement of LMPFA and the Board of Trustees, and may be terminated at any time after that date by

32	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

LMPFA. The arrangements, however, may be modified by LMPFA to decrease total annual fund operating expenses at any time.

During the six months ended March 31, 2023, fees waived and/or expenses reimbursed amounted to $73,371.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class I	Class IS
Expires September 30, 2023	$1,263	$264	$2,626	$188,674
Expires September 30, 2024	2,164	176	1,174	129,364
Expires September 30, 2025	10,019	774	2,219	134,666
Expires September 30, 2026	7,059	538	404	65,370
Total fee waivers/expense reimbursements subject to recapture	$20,505	$1,752	$6,423	$518,074

For the six months ended March 31, 2023, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	33

Notes to consolidated financial statements (unaudited) (cont’d)

For the six months ended March 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$1,494
CDSCs	242

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2023, Franklin Resources and its affiliates owned 91% of the Fund.

3. Investments

During the six months ended March 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,091,808	$3,695,198
Sales	3,622,480	1,404,150

At March 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$98,315,895	$6,299,921	$(7,598,605)	$(1,298,684)
Futures contracts	—	151,187	(357,789)	(206,602)
Forward foreign currency contracts	—	866,738	(3,604)	863,134

34	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at March 31, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$151,187	—	$151,187
Forward foreign currency contracts	—	$866,738	866,738
Total	$151,187	$866,738	$1,017,925

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts[2]	$42,208	—	$4,832	$310,749	$357,789
Forward foreign currency contracts	—	$3,604	—	—	3,604
Total	$42,208	$3,604	$4,832	$310,749	$361,393

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts	$(304,369)	—	$4,428	$(1,056,089)	$(1,356,030)
Forward foreign currency contracts	—	$1,213,578	—	—	1,213,578
Total	$(304,369)	$1,213,578	$4,428	$(1,056,089)	$(142,452)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts	$397,342	—	$58,434	$329,195	$784,971
Forward foreign currency contracts	—	$1,890,401	—	—	1,890,401
Total	$397,342	$1,890,401	$58,434	$329,195	$2,675,372

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	35

Notes to consolidated financial statements (unaudited) (cont’d)

During the six months ended March 31, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$23,142,860
Futures contracts (to sell)	1,807,818
Forward foreign currency contracts (to buy)	41,313,675
Forward foreign currency contracts (to sell)	548,859

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	$5	—	$5	—	$5
HSBC Securities Inc.	862,064	—	862,064	—	862,064
JPMorgan Chase & Co.	4,669	$(3,604)	1,065	—	1,065
Total	$866,738	$(3,604)	$863,134	—	$863,134

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$10,259	$5,081
Class C	3,152	386
Class I	—	309
Class IS	—	48
Total	$13,411	$5,824

36	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

For the six months ended March 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$7,059
Class C	538
Class I	404
Class IS	65,370
Total	$73,371

6. Distributions to shareholders by class

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
Net Investment Income:
Class A	$251,263	$204,101
Class C	16,556	2,647
Class I	12,454	5,435
Class IS	2,860,986	11,637,820
Total	$3,141,259	$11,850,003

Net Realized Gains:
Class A	$604,129	$100,865
Class C	49,963	1,577
Class I	27,902	2,852
Class IS	6,301,510	5,920,856
Total	$6,983,504	$6,026,150

7. Shares of beneficial interest

At March 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	198,979	$1,895,539	965,658	$10,831,317
Shares issued on reinvestment	92,898	849,088	25,790	292,849
Shares repurchased	(177,931)	(1,662,868)	(345,499)	(3,726,970)
Net increase	113,946	$1,081,759	645,949	$7,397,196

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	37

Notes to consolidated financial statements (unaudited) (cont’d)

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class C
Shares sold	3,234	$28,683	104,431	$1,137,641
Shares issued on reinvestment	7,525	66,519	388	4,224
Shares repurchased	(14,028)	(125,473)	(36,333)	(362,057)
Net increase (decrease)	(3,269)	$(30,271)	68,486	$779,808

Class I
Shares sold	22,769	$224,888	30,228	$350,005
Shares issued on reinvestment	4,096	38,875	705	8,287
Shares repurchased	(13,899)	(135,512)	(10,331)	(114,226)
Net increase	12,966	$128,251	20,602	$244,066

Class IS
Shares sold	256,072	$2,425,000	15,948	$174,985
Shares issued on reinvestment	984,156	9,162,496	1,519,519	17,558,676
Shares repurchased	(29,567)	(280,000)	(1,393,635)	(15,860,000)
Net increase	1,210,661	$11,307,496	141,832	$1,873,661

8. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Consolidated Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2023.

9. Recent accounting pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and

38	Franklin Strategic Real Return Fund 2023 Semi-Annual Report

annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

*  *  *

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

10. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. There remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

Franklin Strategic Real Return Fund 2023 Semi-Annual Report	39

Franklin

Strategic Real Return Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Franklin Advisers, Inc.

Subadvisers

Franklin Advisers, Inc.

ClearBridge Investments, LLC

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Franklin Strategic Real Return Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Franklin Strategic Real Return Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656- 3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Strategic Real Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMFX012787 05/23 SR23-4647

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 23, 2023